Financial Instruments - Additional Information (Detail) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 25, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets			$ 0		$ 0
Long-term borrowings		$ 14,161,243	$ 14,161,243		$ 13,974,794
Bukwang Pharmaceutical Co Ltd [Member]
Disclosure Of Financial Instruments [Line Items]
Loan facility		$ 1,000,000
Debt instrument term			2 years
Interest rate		10.00%	10.00%
Volume Weighted Average Price Percentage		90.00%	90.00%
Nonadjusting Events | October 2019 Loan Facility [Member]
Disclosure Of Financial Instruments [Line Items]
Long-term borrowings	$ 1,950,000
Debt instrument term	2 years
Interest rate	10.00%
Conditions to options for repayment	The Company has the option to repay not less than $1.0 million of the amounts owed under the October 2019 Loan Facilities at any time, subject to certain conditions. In the event that the Company raises net proceeds of more than $19.5 million in a financing transaction during the loan term, the Company will be obligated to repay any unpaid portion of the principal amount and accrued interest thereunder within 30 days of the receipt of the proceeds from such financing transaction.
Percentage of face value of borrowings	50.00%
Percentage of VWAP for exercise price	120.00%
Percentage of additional interest	5.00%
Nonadjusting Events | October 2019 Loan Facility [Member] | Bottom of Range
Disclosure Of Financial Instruments [Line Items]
Borrowings options to repay	$ 1,000,000
Key management personnel of entity or parent [member]
Disclosure Of Financial Instruments [Line Items]
Long-term borrowings		$ 2,950,000	$ 2,950,000
Discount For Lack Of Marketability [Member]
Disclosure Of Financial Instruments [Line Items]
Discount rate		10.00%
Increase decrease in discount rate		1.00%
Decrease in fair value		$ 1,980
Discount For Lack Of Control [Member]
Disclosure Of Financial Instruments [Line Items]
Discount rate		10.00%
Increase decrease in discount rate		1.00%
Decrease in fair value		$ 1,980
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of increase or decrease on exchange rate of foreign currency			5.00%
Sensitivity rate used in reporting foreign currency risk			5.00%
Percentage of increase on exchange rate of foreign currency			5.00%
Percentage of decrease on exchange rate of foreign currency			5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis		1.00%	1.00%	1.00%
Decrease (increase) in pre-tax loss			$ 114,661	$ 73,433
Level 3
Disclosure Of Financial Instruments [Line Items]
Historical volatility			41.90%		42.30%